Taxation	12 Months Ended
Dec. 31, 2013
Taxation
Taxation

20.   Taxation

  a. Transition from PRC Business Tax to PRC Value Added Tax

        A Pilot Program for transition from business tax to VAT for revenues from certain industries was launched in Shanghai on January 1, 2012. On August 1, 2013, all regions in China have launched the pilot program.

  b. VAT

        Prior to the pilot program, the Group's subsidiaries and VIEs incorporated in China were subject to business tax.

        After the launch of the pilot program, the Group's subsidiaries and VIEs incorporated in China are subject to VAT at an effective rate of 6% for revenues from oversea licensing, software development and relevant technology consulting services. In addition, according to the applicable tax rules and regulations, being a technology development business and technology export enterprise, an entity may enjoy VAT exemption for revenues generated from software development and relevant technology consulting services, and oversea licensing, respectively.

        The Group's sales proceeds from online game operation in Japan and the Netherlands are subject to consumption tax at a rate of 5% and VAT at a rate of 21%, respectively.

  c. Business tax

        Not affected by the pilot program, for the revenues generated from online game operations, the Group's VIEs incorporated in China are still subject to business tax ranging from 3% to 5% depending on local tax policies plus related surcharges on revenues from online game operations. Business tax and the related surcharges are recognized when the revenue is earned.

  d. Income taxes

  Cayman Islands and British Virgin Islands

        Under the current laws of the Cayman Islands and British Virgin Islands, the Company and its subsidiaries in Cayman Islands and British Virgin Islands are not subject to tax on their income or capital gain. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

  United States

        PW USA, Runic Games, Cryptic Studios and Unknown Worlds are generally subject to corporate income tax rates ranging from 15% to 35% at the federal level and, in some instances, are also subject to tax at the state level. State tax rates vary by jurisdiction.

  Hong Kong

        Under the current Hong Kong Inland Revenue Ordinance, the Group's subsidiaries in Hong Kong are subject to 16.5% income tax on their taxable income generated from operations in Hong Kong. Additionally, payments of dividends from PW Hong Kong to the Company are not subject to any Hong Kong withholding tax.

  Malaysia

        PW Malaysia engages in offshore licensing activity. It is subject to a fix amount corporate income tax of MRT20,000 a year. Perfect Play engages in onshore business activities, and is subject to a 25% corporate income tax rate.

  Taiwan

        The Group's subsidiary established in Taiwan is subject to 17% corporate income tax rate (taxable income up to TWD120,000 is exempt).

  Netherlands

        The fiscal unity PW Universal in Netherlands engages in intra-group licensing and local sales and marketing. The standard corporate income tax rate is 25%. A lower rate of 20% applies to the first EUR200,000 of taxable income.

  Japan

        The corporate income tax rate applicable to C&C Media and CCO Co., Ltd is 40.7% in 2011 and 2012, and 38.0% in 2013.

  Korea

        NGL is generally subject to corporate income tax rates ranging from 11.0% to 24.2%.

  Thailand

        PW Thailand is subject to a corporate income tax rate of 20%.

  PRC

  Corporate income tax

        On March 16, 2007, the National People's Congress of PRC enacted a corporate income tax law, under which Foreign Investment Enterprises ("FIEs") and domestic companies would be subject to corporate income tax at a uniform rate of 25%. There will be a five-year transition period for FIEs, during which FIEs are allowed to continue to enjoy their existing preferential tax treatments. Preferential tax treatments will continue to be granted to entities which conduct businesses in certain encouraged sectors and to entities otherwise classified as "software enterprises" and/or "high and new technology enterprises," whether FIEs or domestic companies. The corporate income tax law became effective on January 1, 2008.

        Under the corporate income tax law, enterprises that were established before March 16, 2007 and already enjoyed preferential tax treatments will continue to enjoy them (i) in the case of preferential tax rates, for a period of five years from January 1, 2008 to December 31, 2012, or (ii) in the case of preferential tax exemption or reduction for a specified term, until the expiration of such term.

        PW Network has been qualified as a "high and new technology enterprise" under the corporate income tax law from 2008 to 2013 and maintained its "software enterprise" status from 2008 to 2013. PW Network elected to enjoy the preferential tax treatment as the "software enterprise." Therefore, PW Network was entitled to the tax exemption in 2008 and a 50% income tax reduction to a rate of 12.5% from 2009 to 2011. PW Network enjoyed a preferential tax rate of 15% in 2012 and 2013 as a "high and new technology enterprise."

        PW Software has been qualified as a "high and new technology enterprise" from 2008 to 2013. Therefore, PW Software was entitled to the tax exemption in 2008 and 2009 and a 50% reduction of its applicable corporate income tax rate of 15% from 2010 to 2012. PW Software enjoyed a preferential tax rate of 15% in 2013 as a "high and new technology enterprise."

        Shanghai PW Network has been qualified as having "software enterprise" status from 2009 to 2013. Shanghai PW Network was entitled to the tax exemption in 2009 and 2010 and was subject to a 50% income tax reduction to a rate of 12.5% from 2011 to 2013.

        PW Digital Software and PW Digital have been qualified as having "software enterprise" status from 2010 to 2013. PW Digital Software and PW Digital were entitled to the tax exemption in 2010 and 2011 and were subject to a 50% income tax reduction to a rate of 12.5% in 2012 and 2013. PW Digital Software and PW Digital will continue to enjoy the same tax reduction in 2014, provided that they each continue to be qualified as a "software enterprise" during such period.

        PW Game Software has been qualified as having "software enterprise" status from 2010 to 2013. PW Game Software achieved cumulative taxable income for the year ended December 31, 2013. PW Game Software was entitled to the tax exemption in 2013. PW Game Software will continue to enjoy the same tax exemption in 2014 and will be subject to a 50% income tax reduction to a rate of 12.5% from 2015 to 2017, provided that it continues to be qualified as a "software enterprise" during such period.

        Except for PW Network, PW Software, Shanghai PW Network, PW Digital Software, PW Digital and PW Game Software, the Group's other major China-based subsidiaries and VIEs are subject to a 25% corporate income tax rate.

  Withholding tax on undistributed dividends

        Under the PRC corporate income tax law which went into effect on January 1, 2008, dividends attributable to earnings generated after January 1, 2008 and payable by a foreign-invested enterprise in China to its foreign investors are subject to a 10% withholding tax unless any such foreign investor's jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. According to the Mainland and Hong Kong Taxation Arrangement, dividends paid by a foreign-invested enterprise in China to its direct holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the foreign-invested enterprise). As PW Hong Kong, which holds 100% equity interest of PW Software, Shanghai PW Software and PW Game Software, is a Hong Kong tax resident, dividends declared by the Group's aforesaid PRC subsidiaries to PW Hong Kong should be subject to the withholding tax at a rate of 5%.

        For the potential distribution of dividends to the Company's shareholders, the Group accrues and records the withholding income tax for all standalone undistributed earnings of the Group's PRC subsidiaries. For the years ended December 31, 2011, 2012 and 2013, withholding taxes of RMB76,380,924, RMB19,645,562 and RMB26,540,876 were accrued and recorded as deferred tax liabilities, respectively. For the Group's VIEs, the Group will continue to indefinitely reinvest the remaining undistributed earnings to fulfill working capital needs and non-cancellable contractual commitments, to fund capital expenditures to expand the Group's business in China. The unrecognized deferred tax liabilities related to the withholding tax on undistributed earnings of the Group's VIEs at a rate of 5% as of December 31, 2012 and 2013 were approximately RMB60,477,283 and RMB69,817,831, respectively.

  Withholding tax on license fees and royalties in various countries

        The license fees and royalties received from the Group's licensees in various jurisdictions outside of the PRC are subject to withholding taxes at various tax rates. The Group recognized RMB20,321,733, RMB9,888,633 and RMB8,247,703 as income tax expense related to withholding taxes during the years ended December 31, 2011, 2012 and 2013, respectively.

  Components of income taxes

	For the years ended December 31,
	2011		2012		2013
	Overseas Entities	PRC Entities	Overseas Entities	PRC Entities	Overseas Entities	PRC Entities
	RMB	RMB	RMB	RMB	RMB	RMB
Income / (loss) from continuing operation before income tax expenses	180,435,620	983,674,404	(2,145,798)	695,723,664	(66,339,474)	558,299,323

Current income tax expense	8,905,442	68,669,388	21,940,668	95,772,411	2,752,148	43,179,801
Deferred income tax credit	(12,408,199)	(164,833)	(4,623,738)	(26,504,171)	(441,662)	(10,281,072)
Foreign withholding tax expense	11,297,575	9,024,158	5,520,677	4,367,956	4,749,961	3,497,742
PRC withholding tax on undistributed earnings	76,380,924	—	19,645,562	—	26,540,876	—

Income tax expense from continuing operation	84,175,742	77,528,713	42,483,169	73,636,196	33,601,323	36,396,471

        Reconciliation of the difference between PRC statutory income tax rate and the Group's effective income tax rate for the years ended December 31, 2011, 2012 and 2013 is as follows:

	For the years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Statutory income tax rate	25%	25%	25%
Effect of tax incentive and holiday	(16.0)%	(15.9)%	(17.2)%
Effect of tax-exempt entities	0.4%	0.3%	0.1%
Change in valuation allowance	1.3%	6.5%	1.5%
Effect of the overseas withholding taxes	1.8%	1.5%	1.7%
Effect of the PRC withholding tax on undistributed earnings	6.7%	3.0%	5.4%
Effect of permanent difference	(0.9)%	(1.0)%	1.8%
Others	(4.1)%	(1.9)%	(4.1)%

Effective income tax rate from continuing operation	14.2%	17.5%	14.2%

        The following table sets forth the computation of the effects of the tax incentive and holidays granted to the subsidiaries and VIEs of the Company for the years ended December 31, 2011, 2012 and 2013, respectively:

	For the years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Effect of tax incentive and holiday	182,757,137	105,263,201	84,647,199
Basic net earnings per ordinary share effect	0.75	0.44	0.35

  e. Deferred tax assets and deferred tax liabilities

	December 31, 2012	December 31, 2013
	RMB	RMB
Deferred tax assets:
Net operating loss carryforwards	122,629,225	92,659,595
Current reserves and accruals	33,060,825	43,205,785
Depreciation and amortization	1,528,100	10,898,028
R&D Credit	19,609,277	30,024,984
Others	26,357,958	22,863,742

Total deferred tax assets	203,185,385	199,652,134
Less: Valuation allowance	(86,793,131)	(75,093,072)

Total deferred tax assets net off valuation allowance	116,392,254	124,559,062
Deferred tax liabilities:
PRC withholding tax on undistributed earnings	60,112,309	86,911,299
Intangible assets arisen from business combination	33,182,557	38,695,869
Others	7,178,898	8,316,011

Total deferred tax liabilities	100,473,764	133,923,179

Net deferred tax assets / (liabilities)	15,918,490	(9,364,117)

        The net operating loss carryforwards are resulting from operating losses of some subsidiaries and VIEs of the Group that had losses at their individual entity level.

        As of December 31, 2013, the Group's U.S. subsidiaries had federal and state net operating loss carryforwards of approximately RMB107,410,403 and RMB133,272,279, respectively, to offset future taxable income. The federal and state net operating loss carryforwards, if not utilized, will expire beginning in 2030 and 2031, respectively. Federal and California tax laws impose restrictions on the utilization of net operating loss carryforwards in the event of an ownership change, as defined in Section 382 of the Internal Revenue Code. The Company's ability to utilize its net operating loss carryforwards are subject to limitations under these provisions.

        The Group's U.S. subsidiaries, primary Cryptic Studios acquired in August 2011, had federal and state R&D credit carryforwards of RMB24,451,942 and RMB24,358,429, respectively, to offset future tax liability. The federal R&D credit, if not utilized, will expire beginning 2027.

  Movement of valuation allowance

	For the years ended December 31,
	2012	2013
	RMB	RMB
Balance at beginning of the year	51,217,697	86,793,131
Current year addition	45,108,417	16,773,539
Current year reversal	(9,532,983)	(7,836,531)
Disposal of PW Literature	—	(20,637,067)

Balance at end of the year	86,793,131	75,093,072

        Valuation allowance is provided against deferred tax assets when the Company determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Company considered factors including (i) future reversals of existing taxable temporary differences; (ii) future taxable income exclusive of reversing temporary differences and carryforwards; and (iii) tax planning strategies.

  f. Uncertain tax positions

        The following table summarizes the activity related to the Group's uncertain tax benefits from January 1, 2011 to December 31, 2013:

	For the years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Balance at January 1	—	10,517,130	12,161,522
Tax positions related to current year:
Additions	1,481,443	798,075	2,342,288
Tax positions related to prior year:
Additions	9,297,799	878,919	967,577
Reductions	—	—	—
Settlements	—	—	—
Foreign currency translation adjustment	(262,112)	(32,602)	(860,558)

Balance at December 31	10,517,130	12,161,522	14,610,829

        As of December 31, 2011, 2012 and 2013, the Group's US subsidiaries, primary Cryptic Studios, recorded unrecognized tax benefits related to R&D credits. The Group does not anticipate the uncertain tax positions to significantly increase or decrease within twelve months of December 31, 2013.